REAL ESTATE ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Real Estate Properties Owned

A summary of the properties owned by the Company as of March 31, 2020 is as follows:

Property Name	Date Acquired	Location	Real estate assets, net (in thousands)
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	$11,440
World Plaza (1)	September 2007	San Bernardino, California	8,334
Executive Office Park (2)	July 2008	Colorado Springs, Colorado	7,654
Waterman Plaza	August 2008	San Bernardino, California	4,867
Genesis Plaza	August 2010	San Diego, California	8,721
Dakota Center	May 2011	Fargo, North Dakota	8,772
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,885
Arapahoe Center	December 2014	Centennial, Colorado	9,619
Union Town Center	December 2014	Colorado Springs, Colorado	9,552
West Fargo Industrial	August 2015	West Fargo, North Dakota	7,188
300 N.P.	August 2015	Fargo, North Dakota	3,371
Research Parkway	August 2015	Colorado Springs, Colorado	2,492
One Park Center	August 2015	Westminster, Colorado	8,898
Highland Court	August 2015	Centennial, Colorado	11,260
Shea Center II	December 2015	Highlands Ranch, Colorado	21,706

Presidio Property Trust, Inc. properties			129,759
Model Home properties	2014-2020	AZ, FL, IL, PA, TX, WI	49,433

Total real estate assets and lease intangibles, net			$179,192

(1)	Properties held for sale as of March 31, 2020.
(2)	One of four buildings in the property is held for sale as of March 31, 2020.

The Company’s real estate assets consisted of the following as of December 31, 2019 and 2018:

			Real estate assets, net (in thousands)
Property Name	Acquired	Location	2019	2018
Garden Gateway Plaza (1)	March 2007	Colorado Springs, Colorado	$11,428	$11,166
World Plaza (1)	September 2007	San Bernardino, California	8,305	6,180
Executive Office Park	July 2008	Colorado Springs, Colorado	7,723	7,976
Waterman Plaza	August 2008	San Bernardino, California	4,889	4,977
Morena Office Center (2)	January 2009	San Diego, California	—	4,716
Genesis Plaza	August 2010	San Diego, California	8,789	8,449
Dakota Center	May 2011	Fargo, North Dakota	8,855	9,139
The Presidio (3)	November 2012	Aurora, Colorado	—	6,499
Grand Pacific Center	March 2014	Bismarck, North Dakota	5,914	5,814
Union Terrace (1)	August 2014	Lakewood, Colorado	8,425	7,983
Centennial Tech Center (1) (4)	December 2014	Colorado Springs, Colorado	13,132	12,960
Arapahoe Center	December 2014	Centennial, Colorado	9,748	10,251
Union Town Center	December 2014	Colorado Springs, Colorado	9,612	9,904
West Fargo Industrial	August 2015	Fargo, North Dakota	7,212	7,243
300 N.P.	August 2015	Fargo, North Dakota	3,405	3,543
Research Parkway	August 2015	Colorado Springs, Colorado	2,512	2,589
One Park Centre	August 2015	Westminster, Colorado	8,518	8,453
Highland Court	August 2015	Centennial, Colorado	11,421	11,845
Shea Center II	December 2015	Highlands Ranch, Colorado	21,853	22,658

Office/Industrial and Retail Properties			151,741	162,345
Model Home Properties	2012-2019	AZ, CA, FL, IL, NC, NJ, PA, SC, TX, UT	48,466	48,763
	Total real estate assets and lease intangibles held for investment, net		$200,207	$211,108

(1)	Property held for sale as of December 31, 2019.
(2)	Morena Office Center sold on January 15, 2019.
(3)	The Presidio sold on July 31, 2019.
(4)	Centennial Tech Center sold for approximately $15.0 million on February 5, 2020.

Geographic Locations of Real Estate Properties Owned

The following tables show a list of commercial properties owned by the Company grouped by state and geographic region as of March 31, 2020:

State	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate % of Aggregate Annual Rent
California	3	134,787	11.9%	$2,369,118	15.8%
Colorado	8	597,912	52.9%	9,115,780	60.7%
North Dakota	4	397,039	35.2%	3,528,918	23.5%

Total	15	1,129,738	100.0%	$15,013,816	100.0%

The following tables show a list of our Model Home properties by geographic region as of March 31, 2020:

Geographic Region	No. of Properties	Aggregate Square Feet	Approximate % of Square Feet	Current Base Annual Rent	Approximate of Aggregate % Annual Rent
Southwest	111	323,635	82.9%	$3,301,032	79.7%
Southeast	20	45,727	11.7%	551,088	13.3%
Midwest	2	6,602	1.7%	99,276	2.4%
East	2	5,255	1.3%	70,716	1.7%
Northeast	3	9,271	2.4%	121,020	2.9%

Total	138	390,490	100.0%	$4,143,132	100.0%

Office/Industrial and Retail Properties
Summary of Future Minimum Rental Revenues under Existing Leases

The Company’s commercial properties are leased to tenants under non-cancelable operating leases for which terms and expirations vary. Future minimum rental revenues under existing leases on Office/Industrial and Retail Properties as of December 31, 2019 are expected to be as follows:

2020	$16,907,553
2021	13,535,430
2022	10,425,658
2023	7,043,128
2024	5,336,123
Thereafter	5,428,467

Totals	$58,676,359

The

Model Home properties
Summary of Future Minimum Rental Revenues under Existing Leases

The Company generally rents Model Home Properties to homebuilders under non-cancelable lease agreements with a term of 18 months with an option to extend in six months increments. Future minimum rental revenues under existing leases on Model Home Properties as of December 31, 2019 are expected to be as follows:

2020	$3,016,320
2021	1,047,924

$4,064,244